Revenue (Details)	Mar. 31, 2023 USD ($)
Revenue
Remaining performance obligations	$ 1,360,666
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-04-01
Revenue
Remaining performance obligations	$ 1,357,236
Remaining performance obligations, expected satisfaction period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Revenue
Remaining performance obligations	$ 3,430
Remaining performance obligations, expected satisfaction period	12 months